Fair Value - Summary of Valuation Techniques and Inputs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Financial assets at fair value through other comprehensive income	₩ 1,680,168	₩ 1,508,192
Other financial assets
Financial assets at fair value through profit or loss	939,661	1,064,856
Derivative financial assets for hedging	159,211	190,830
Investment properties	2,198,135	1,933,358	₩ 1,720,654
Liabilities
Borrowing	10,218,165	10,006,685
Other financial liabilities
Financial liabilities at fair value through profit or loss	136,106	141,280
Derivative financial liabilities for hedging	24,547	33,555
Level 2 [Member]
Other financial assets
Derivative financial assets for hedging	159,211
Liabilities
Borrowing	₩ 9,979,545	₩ 9,405,992
Other financial liabilities
Valuation techniques	DCF Model
Valuation techniques	DCF Model	DCF Model
Description of inputs used in fair value measurement, assets	Market observation discount rate,Swap interest rate
Description of inputs used in fair value measurement, liabilities	Bond interest rate	Bond interest rate
Level 2 [Member] | Derivative financial liabilities for hedging [member]
Other financial liabilities
Derivative financial liabilities for hedging	₩ 24,547	₩ 33,555
Valuation techniques	DCF Model	DCF Model
Description of inputs used in fair value measurement, liabilities	Market observation discount rate	Market observation discount rate
Level 2 [Member] | Financial assets at fair value through other comprehensive income [member] | Trades and other receivables [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 116,198	₩ 129,124
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Description of inputs used in fair value measurement, assets	Guaranteed bond interest rate	Guaranteed bond interest rate
Level 2, 3 [Member]
Other financial assets
Derivative financial assets for hedging		₩ 190,830
Other financial liabilities
Valuation techniques		DCF Model
Description of inputs used in fair value measurement, assets		Market observation discount rate,Swap interest rate
Level 2, 3 [Member] | Financial liabilities at fair value through profit or loss [member]
Other financial liabilities
Financial liabilities at fair value through profit or loss	₩ 136,106
Valuation techniques	DCF Model, Binomial Option Pricing Model,
Description of inputs used in fair value measurement, liabilities	Forward exchange rateForward interest rate
Level 2, 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial assets
Financial assets at fair value through profit or loss	₩ 925,750	₩ 1,038,209
Other financial liabilities
Valuation techniques	DCF Model, Adjusted Net Asset Model, Monte-Carlo Simulation	DCF Model, Adjusted Net Asset Model, Monte-Carlo Simulation
Description of inputs used in fair value measurement, assets	Market Interest rate, Underlying asset price	Market Interest rate,Underlying asset price
Level 2, 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 449,232	₩ 502,292
Other financial liabilities
Valuation techniques	DCF Model, Market Approach Model	DCF Model, Market Approach Model
Description of inputs used in fair value measurement, assets	Discount rate	Discount rate
Level 3 [Member]
Other financial assets
Investment properties	₩ 5,276,169	₩ 5,370,047
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Level 3 [Member] | Financial liabilities at fair value through profit or loss [member]
Other financial liabilities
Financial liabilities at fair value through profit or loss		₩ 141,280
Valuation techniques		DCF Model, Binomial Option Pricing Model, Monte-Carlo Simulation
Description of inputs used in fair value measurement, liabilities		Forward exchange rateForward interest rate